Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Net Revenue	$ 387,589	$ 339,810	$ 1,113,243	$ 990,818
Ireland
Segment Reporting Information [Line Items]
Net Revenue	99,585	70,368	273,670	200,699
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	91,350	80,417	275,881	250,275
United States
Segment Reporting Information [Line Items]
Net Revenue	152,140	152,426	441,189	427,359
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 44,514	$ 36,599	$ 122,503	$ 112,485